Recapitalization (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 02, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recapitalization [Line Items]
Gross proceeds (in Dollars)		$ 17,555
Combined company common stock issuable		200,000
Shares issued (in Dollars)			$ 776,815	$ 776,815
Risk free rate	4.14%	4.43%
Volatility	70.00%	70.00%
Dividends yield	0.00%	0.00%
Duration	2 years 9 months 18 days	2 years 9 months 18 days
HBC Earnout Arrangement [Member]
Recapitalization [Line Items]
Stock price (in Dollars per share)		$ 4.53
Risk free rate		3.98%
Volatility		85.00%
Dividends yield		0.00%
Duration		4 years
Public Warrants [Member]
Recapitalization [Line Items]
Warrant issued		6,175,000
Private Placement Warrants [Member]
Recapitalization [Line Items]
Warrant issued		5,405,000	5,000,000
HBC shareholders [Member]
Recapitalization [Line Items]
Combined company common stock issuable		200,000
Divided shares		200,000
Shares issued (in Dollars)		$ 22,500,000